STOCKHOLDERS' EQUITY (Details - Option Activity) - Equity Option [Member]	9 Months Ended
Sep. 30, 2021 $ / shares shares
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Options issued	621,511
Options forfeited	(195,469)
Options outstanding	426,042
Vested options	217,542
Strike price | $ / shares	$ 5.46
Weighted average remaining life	2 years 5 months 23 days
Options forfeited	195,469
Option 1 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Options issued	241,730
Options forfeited	(26,063)
Options outstanding	215,667
Vested options	215,667
Strike price | $ / shares	$ 7.68
Weighted average remaining life	1 year 11 months 19 days
Options forfeited	26,063
Option 2 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Options issued	169,406
Options forfeited	(169,406)
Options outstanding	0
Vested options	0
Strike price | $ / shares
Options forfeited	169,406
Option 3 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Options issued	1,875
Options forfeited	0
Options outstanding	1,875
Vested options	1,875
Strike price | $ / shares	$ 24.96
Weighted average remaining life	1 year 6 months 29 days
Options forfeited	0
Option 4 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Options issued	208,500
Options forfeited	0
Options outstanding	208,500
Vested options	0
Strike price | $ / shares	$ 2.98
Weighted average remaining life	4 years 9 months 29 days
Options forfeited	(0)